SCHEDULE OF NOTES PAYABLE ACTIVITY (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Outstanding, January 1, 2021			$ 4,270,233
Issuances			250,000		$ 4,290,310	$ 10,888,339
Exchanges for equity			(228,933)		559,739	(2,002,798)
Amortization of debt discount	$ 742,534	$ 1,066,526	742,534	$ 1,066,526	1,278,105	3,671,087
Outstanding, June 30, 2021	5,033,834		5,033,834		4,270,233
Beginning balance			4,270,233	7,145,906	7,145,906	4,149,553
Repayments						(4,465,666)
Extinguishment of notes payable						(141,818)
Recognition of debt discount					(8,534,245)	(5,523,830)
Accretion of interest expense				2,810,973	2,810,973	548,026
Accrued interest reclassified to notes payable principal						23,013
Third-party purchases
Exchanged for equity pursuant to Chapter 11 Plan					4,930,534
Secured and Unsecured convertible notes payable exchanged pursuant to Chapter 11 Plan, net					2,697,393
Accretion of interest expense					2,886,036
Amortization of debt discount					1,275,106
Ending balance					4,270,233	7,145,906
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Outstanding, January 1, 2021			9,637,102
Issuances					3,936,548	9,913,339
Exchanges for equity			(311,063)		813,393	(2,637,323)
Amortization of debt discount
Outstanding, June 30, 2021	9,326,039		9,326,039		9,637,102
Beginning balance			9,637,102	6,768,326	6,768,326	4,309,415
Repayments						(4,817,105)
Extinguishment of notes payable
Recognition of debt discount
Accretion of interest expense
Accrued interest reclassified to notes payable principal
Third-party purchases					287,041
Exchanged for equity pursuant to Chapter 11 Plan					3,592,395
Secured and Unsecured convertible notes payable exchanged pursuant to Chapter 11 Plan, net					3,050,975
Accretion of interest expense
Amortization of debt discount
Ending balance					9,637,102	6,768,326
Other Loans [Member]
Short-term Debt [Line Items]
Outstanding, January 1, 2021
Issuances			250,000
Exchanges for equity
Amortization of debt discount
Outstanding, June 30, 2021	250,000		250,000
Debt Discount [Member]
Short-term Debt [Line Items]
Outstanding, January 1, 2021			(5,366,869)
Issuances
Exchanges for equity			82,130		(253,654)	634,525
Amortization of debt discount			742,534			3,671,087
Outstanding, June 30, 2021	$ (4,542,205)		(4,542,205)		(5,366,869)
Beginning balance			(5,366,869)	(1,247,420)	(1,247,420)	(1,012,363)
Repayments						428,939
Extinguishment of notes payable						6,196
Recognition of debt discount					(8,534,245)	(5,523,830)
Accretion of interest expense						548,026
Accrued interest reclassified to notes payable principal
Third-party purchases
Exchanged for equity pursuant to Chapter 11 Plan
Secured and Unsecured convertible notes payable exchanged pursuant to Chapter 11 Plan, net
Accretion of interest expense					2,886,036
Amortization of debt discount					1,275,106
Ending balance					(5,366,869)	(1,247,420)
Related Party Notes [Member]
Short-term Debt [Line Items]
Issuances					353,762	635,000
Exchanges for equity
Amortization of debt discount
Beginning balance				1,285,000	1,285,000	720,000
Repayments						(70,000)
Extinguishment of notes payable
Recognition of debt discount
Accretion of interest expense
Accrued interest reclassified to notes payable principal
Third-party purchases					(287,041)
Exchanged for equity pursuant to Chapter 11 Plan					998,139
Secured and Unsecured convertible notes payable exchanged pursuant to Chapter 11 Plan, net					(353,582)
Accretion of interest expense
Amortization of debt discount
Ending balance						1,285,000
Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Issuances						340,000
Exchanges for equity
Amortization of debt discount
Beginning balance				$ 340,000	340,000	132,501
Repayments						(7,500)
Extinguishment of notes payable						(148,014)
Recognition of debt discount
Accretion of interest expense
Accrued interest reclassified to notes payable principal						23,013
Third-party purchases
Exchanged for equity pursuant to Chapter 11 Plan					340,000
Secured and Unsecured convertible notes payable exchanged pursuant to Chapter 11 Plan, net
Accretion of interest expense
Ending balance						$ 340,000